Nature of Operations (Holmdel Pharmaceuticals, LP) (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 20, 2012
Sublicense and Distribution Agreement (“the Mist Agreement”) [Member]
Business Acquisition [Line Items]
Description of royalty payment received	Based on a percentage of net sales of the Product, starting at 56% of net sales and growing to 97% of net sales in 2017.
Administrative fees,per year	$ 240,000
Royalty revenue	15,000,000
Description of royalty agreement terms

The initial term of this agreement is two years and shall be automatically renewed for successive periods of one year. The agreement may be terminated (i) by either party if the other party shall commit a material breach if not cured within 60 days written notice; (ii) by Mist if the trailing twelve months net sales are less than $16 million through the fiscal quarter ended June 30, 2014, upon 90 days’ written notice; or (iii) after the expiration of the initial term, by either party upon 180 days’ written notice.

SWK Holdings Corporation [Member]
Business Acquisition [Line Items]
Percentage of ownership	84.10%
Holmdel Therapeutics, LLC [Member]
Business Acquisition [Line Items]
Percentage of ownership	15.90%
InnoPran XL [Member]
Business Acquisition [Line Items]
Description of acquired entity

Holmdel entered in to an Asset Purchase Agreement (“APA”) with GlaxoSmithKline LLC (“GSK”) and acquired the U.S. marketing authorization rights to InnoPran XL ®, a beta blocker pharmaceutical product indicated for the treatment of hypertension.

Purchase price		$ 12,975,549